Organization and Nature of Operations - VIEs (Details)	12 Months Ended
Dec. 31, 2019
Prime Hubs
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Nio Technology Co Ltd [Member]
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Beijing Nio Network Technology Co Ltd [Member]
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Shanghai Anbin Technology Co., Ltd. ("NIO ABTECH")
Variable Interest Entity [Line Items]
Economic interest held	100.00%